Segment Reporting (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 EUR (€) segment	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)
Segment Reporting [Line Items]
Revenues	€ 14,614	€ 79,263
Customers One [Member]
Segment Reporting [Line Items]
Revenues	6,615		€ 11,185
Customer Two [Member]
Segment Reporting [Line Items]
Revenues	€ 1,312		€ 54,641
Operating segment [Member]
Segment Reporting [Line Items]
Operating segments (in segment) | segment	2